INVESTMENTS IN NONCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2016
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Schedule of Investment in nonconsolidated affiliates

Investment in nonconsolidated affiliates consists of the following:

	December 31, 2016		December 31, 2015
	Carrying Value (In thousands)	Ownership Percentage	Carrying Value (In thousands)	Ownership Percentage
Investment in Concord Energy Partners, LLC	$5,960	25.00%	$4,795	25.00%
Rhode Island Energy Partners LLC	$4,177	22.75%	$2,775	22.75%
Total	$10,137		$7,570

Schedule of deferred revenues from nonconsolidated affiliates

Deferred revenues from nonconsolidated affiliates consists of the following:

	December 31, 2016		December 31, 2015
	Carrying Value (In thousands)	Ownership Percentage	Carrying Value (In thousands)	Ownership Percentage
Deferred revenues from Concord Energy Partners, LLC	$—	25.00%	$4,795	25.00%
Deferred revenues from Rhode Island Energy Partners LLC	$4,177	22.75%	$2,776	22.75%
Deferred Revenue from Services from Rhode Island Energy Partners LLC	$1,481	22.75%	$1,481	22.75%
Total	$5,658		$9,052

Summary of the combined financial information related to the nonconsolidated affiliates under the equity method

The tables set forth below summarize the combined financial information related to the nonconsolidated affiliates that are accounted for under the equity method as of December 31, 2016, and December 31, 2015.

	December 31, 2016
(Dollars in thousands)	Concord	Rhode Island
Assets:
Restricted Cash	$500	$751
Property, Plant and Equipment, net of accumulated depreciation	26,169	19,230
Total assets	$26,669	$19,981

Current liabilities	$652	$142
Membership Interest	26,017	19,839
Total liabilities and Membership Interest	$26,669	$19,981

	December 31, 2015
(Dollars in thousands)	Concord	Rhode Island
Assets:
Property, Plant and Equipment, net of accumulated depreciation	$22,878	15,901
Other assets	17	—
Total assets	$22,895	$15,901
Current liabilities	$2,127	$2,224
Membership Interest	20,768	13,677
Total liabilities and Membership Interest	$22,895	$15,901